Warrants Terms (Details)	9 Months Ended
Mar. 31, 2023 $ / shares shares
Warrants Terms [Abstract]
Aggregate shares (in Shares) | shares	11,110,000
Exercise price	$ 11.5
Price per warrant	0.01
Exercise price per share	$ 18